UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

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                                   FORM 12b-25

                           NOTIFICATION OF LATE FILING
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                          SEC FILE NUMBER - 811-021252

       (Check One) [_] Form 10-K [_] Form 11-K [_] Form 20-F [_] Form 10-Q
                          [_] Form N-SAR [X] Form N-CSR

                      For Period Ended: September 30, 2003

                        [_] Transition Report on Form 10-K
                        [_] Transition Report on Form 20-F
                        [_] Transition Report on Form 11-K
                        [_] Transition Report on Form 10-Q
                        [_] Transition Report on Form N-SAR
              For the Transition Period Ended: ___________________

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          Nothing in this Form shall be construed to imply that the Commission has verified any information contained herein.
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                         Part I - REGISTRANT INFORMATION

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Full Name of Registrant:  BACAP Alternative Multi-Strategy Fund, LLC
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Former Name if Applicable:
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Address of Principal Executive Office (Street and Number): 101 S. Tryon Street
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City, State and Zip Code: Charlotte, NC 28255
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

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                        PART II - RULES 12b-25(b) AND (c)

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If the subject report could not be filed without unreasonable effort or expense and the Registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

[_] (a) The reasons described in reasonable detail in Part II of this form could not be eliminated without unreasonable effort or expense;

[X] (b) The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

[_] (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

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                              PART III - NARRATIVE

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State below in reasonable detail why Forms 10-K, 11-K, 10-Q, N-SAR, NCSR, or the transition report or portion thereof, could not be filed within the prescribed time period. (Attach Extra Sheets if Needed)

The Registrant is unable to timely file the N-CSR without incurring unreasonable effort or expense because the Registrant's Chief Financial Officer and new President are not yet ready to make the certifications required by the Sarbanes-Oxley Act of 2002. The Registrant and its Chief Financial Officer and President expect that the certification process will be completed within the extension period provided by this form.

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                           PART IV - OTHER INFORMATION

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(1)  Name and telephone number of person to contact in regard to this notification:

     Robert B. Carroll
     (704) 388-5138

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(2)  Have all other periodic reports required under Section 13 or Section 15(d)
     of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceeding 12 months or for such shorter period that the Registrant was required to file such report(s) been filed? If the answer is no, identify report(s).

[X] Yes
[_] No
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(3)  Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

[_] Yes
[X] No

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

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BACAP Alternative Multi-Strategy Fund, LLC (Name of Registrant as Specified in
Charter) has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date: December 10, 2003
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By:  /s/ Edward D. Bedard
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Name:    Edward D. Bedard
Title:   Chief Financial Officer

03564.0004 #448642